Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 27, 2020
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 27, 2020
Document Effective Date	May 27, 2020
Prospectus Date	May 27, 2020
Direxion High Growth ETF | Direxion High Growth ETF
Prospectus:
Trading Symbol	HIPR
Direxion Fallen Knives ETF | Direxion Fallen Knives ETF
Prospectus:
Trading Symbol	NIFE
Direxion Dynamic Hedge ETF | Direxion Dynamic Hedge ETF
Prospectus:
Trading Symbol	DYHG